Summary of significant accounting policies (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 31, 2020	Sep. 30, 2017
Disclosure summary of significant accounting policies [Line Items]
Adjustments for current tax of prior periods	$ 9,910,000
Notional amount				$ 350,000,000	$ 425,000,000
Percentage of debt maturing in more than five years	96.00%
Capitalisation rate of borrowing costs eligible for capitalisation	6.90%	6.90%	6.90%
Borrowing costs capitalised	$ 366,561	$ 257,507	$ 610,841
Write-off of Unsuccessful Exploration Efforts	18,290,000	26,389,000	5,834,000
Impairment loss	7,559,000		$ 0
Net Reversal Of Impairment Loss		4,982,000
Deferred Tax Liability Unrecognised	4,000,000
Lease liabilities	$ 13,243,000	$ 14,610,000
Maximum
Disclosure summary of significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	10 years
Minimum
Disclosure summary of significant accounting policies [Line Items]
Useful life measured as period of time, property, plant and equipment	3 years